Consolidated Statements of Cash Flows - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income/(loss)		¥ (125,719)	¥ (273,066)	¥ 365,279
Net loss from discontinued operations, net of income taxes				62,366
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Share-based compensation		7,881	9,582	9,383
Provision for (reversal of) allowance for credit losses, including related party amounts of RMB3,344, RMB1,000 and RMB(4,122) for the years ended December 31, 2020, 2021 and 2022, respectively		(23,536)	186,520	75,840
Depreciation and amortization expense		26,245	28,503	38,930
Amortization of the right-of-use assets		28,503	37,549	39,981
Impairment of intangible assets		1,106	369	10,572
(Income)/loss from equity method investments, net of impairment		8,195	(401)	(5,598)
Fair value changes in investments, net		(2,664)	(1,906)
Impairment of available-for-sale debt investments		5,980		2,000
Deferred tax (benefit)/expense		1,817	(5,322)	(13,179)
(Gain)/loss on disposal of property and equipment		2,672	1,107	(1,642)
Gain on disposal of available-for-sale debt investments	[1]			(573,860)
Impairment of goodwill	[2]			22,786
Changes in fair value of loan related to co-sale of Particle shares				24,535
Changes in fair value of forward contract in relation to disposal of investments in Particle				(16,085)
Foreign currency exchange (gain)/loss		32,872	(8,612)	(5,494)
Changes in operating assets and liabilities, net of effects of acquisition:
Accounts receivable		47,538	33,161	(149,780)
Prepayments and other current assets		14,709	(8,285)	15,576
Amounts due from related parties		14,986	(25,492)	20,721
Other non-current assets		(21,877)	6,535	10,106
Accounts payable		(35,282)	(9,083)	(27,719)
Advances from customers		(1,519)	(5,374)	(7,337)
Salary and welfare payable		(25,328)	(36,787)	(1,185)
Withholding tax payable for disposal of available-for-sale debt investments		(240,396)		96,606
Taxes payable		15,725	10,166	20,778
Amounts due to related parties		29,998	315	265
Accrued expenses and other current liabilities		(34,363)	(45,834)	(78,031)
Long-term liabilities		(39,954)	(36,467)	(39,109)
Net cash used in continuing operating activities		(312,411)	(142,822)	(103,295)
Net cash provided by discontinued operating activities				186
Net cash used in operating activities		(312,411)	(142,822)	(103,109)
Cash flows from investing activities:
Purchase of property and equipment and intangible assets		(33,958)	(16,833)	(12,090)
Placement of term deposits and short term investments		(2,876,710)	(5,839,637)	(6,456,943)
Maturity of term deposits and short term investments		3,139,583	5,810,436	6,404,429
Payment for the equity investment		(9,000)	(14,000)	(82,000)
Dividends received from the equity investment		206
Loans provided to a third party related to co-sale of Particle shares				(68,867)
Net proceeds from disposal of available-for-sale debt investments				695,937
Proceeds from disposal of property and equipment and intangible assets		8,578	17,381
Net cash provided by/(used in) continuing investing activities		228,699	(42,653)	480,466
Net cash provided by discontinued investing activities				265,753
Net cash provided by/(used in) investing activities		228,699	(42,653)	746,219
Cash flows from financing activities:
Repayment of loan from a noncontrolling shareholder				(7,630)
Dividends paid to shareholders			(3,540)	(645,244)
Cash received from discount of notes receivable				11,612
Capital injection from noncontrolling shareholders				1,600
Net cash used in continuing financing activities			(3,540)	(639,662)
Net cash used in financing activities		0	(3,540)	(639,662)
Effect of exchange rate changes on cash, cash equivalents and restricted cash		(15,849)	4,778	(38,563)
Cash, cash equivalents and restricted cash of discontinued operations				46,840
Net decrease in cash, cash equivalents and restricted cash		(99,561)	(184,237)	(35,115)
Cash, cash equivalents and restricted cash at the beginning of the year		204,598	388,835	377,110
Cash and cash equivalents at the beginning of the year		188,980	357,796	310,876
Restricted cash at the beginning of the year		15,618	31,039	66,234
Cash, cash equivalents and restricted cash at the end of the year		105,037	204,598	388,835
Cash and cash equivalents at the end of the year		95,982	188,980	357,796
Restricted cash at the end of the year		9,055	15,618	31,039
Supplemental disclosure of cash flow information:
Cash paid during the period for income taxes		¥ 176,176	¥ 1,012	1,688
Cash paid during the period for interest expenses				1,112
Supplemental disclosure of non-cash investing activities:
Acquisition of available-for-sale debt investments from pledge of an interest-free loan				42,135
Acquisition of available-for-sale debt investments from a series of debt restructuring transaction and share exchange transaction				¥ 5,980

[1]	The gain on disposal of available-for-sale debt investments, income before tax from continuing operations and the income tax expense for the year ended December 31, 2020 have been restated. Refer to Note 2(b) for further information.
[2]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 21):